VARIABLE INTEREST ENTITY (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF VARIABLE INTEREST ENTITY

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of December 31,
	2021	2020

Current assets	$18,850	$48,717
Current liabilities	(51,272)	(53,573)
Net deficit	$(32,422)	$(4,856)

	As of December 31,
	2021	2020

Current assets:
Cash	$17,493	$37,387
Prepaid taxes	1,357	11,330
Total current assets	$18,850	$48,717

Current liabilities:
Accounts payable – intercompany	$49,724	$51,669
Other payables and accrued liabilities	1,548	1,904
Total current liabilities	$51,272	$53,573

Net deficit	$(32,422)	$(4,856)

The summarized operating results of the VIE’s are as follows:

	For the years ended December 31,
	2021	2020

Operating revenues	$-	$346,907
Gross profit	$-	$4,442
Loss from operations	$(21,966)	$(10,752)
Net loss	$(27,966)	$(24,014)